Property plant and equipment net (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
Net book value of Property, plant and equipment | $	$ 151,000		$ 159,000
ZHEJIANG TIANLAN [Member]
Bank loans | ¥		¥ 528,000		¥ 777,000
Net book value of Property, plant and equipment | ¥		¥ 53,067,000		¥ 57,738,000
Property In Beijing, PRC Member
Net book value of Property, plant and equipment | $	$ 71,000		$ 76,000